Significant accounting policies - Asset retirement costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant accounting policies
Balance at the beginning of the year	¥ 3,958	¥ 3,773
Accretion expense	174	185
Balance at the end of the year	¥ 4,132	¥ 3,958